Funding Debts - Liabilities to Individual Investors and Institutional Funding Partners (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Debt Instrument [Line Items]
Aggregate amount funded from funding sources	¥ 13,091,614	$ 1,872,076	¥ 12,696,902	¥ 17,938,230
Liabilities to Funding Partners
Debt Instrument [Line Items]
Weighted average interest rate	5.50%		7.40%
Aggregate amount funded from funding sources	¥ 3,307,000		¥ 4,380,000
Financing receivables, net	¥ 1,197,000		¥ 11,900